Submission	May 04, 2026
Submission [Line Items]
Central Index Key	0001481241
Registrant Name	Performance Shipping Inc.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A